Income tax and social contribution (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Applicable tax rate	27.00%	27.00%
Unused tax losses for which no deferred tax asset recognised	$ 14,030	$ 12,548
Country Of Brazil [Member]
IfrsStatementLineItems [Line Items]
Applicable tax rate	34.00%
Federal Corporate [Member]
IfrsStatementLineItems [Line Items]
Applicable tax rate	15.00%
Country Of British Columbia [Member]
IfrsStatementLineItems [Line Items]
Applicable tax rate	12.00%
Country Of Canada [Member]
IfrsStatementLineItems [Line Items]
Income tax rate	27.00%